GROUP STRUCTURE (Details 7) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interests in associates	$ 37	$ 82
Interests in joint ventures	635	820
Interests in associates and joint ventures	672	902
Compania De Inversione De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	303	435
Compania Inversora En Transmision Electrica Citelec S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	82	117
C T Barragan S A [Member]
IfrsStatementLineItems [Line Items]
Interests in joint ventures	250	268
Oleoducto De Crudos Pesados Ltd [Member]
IfrsStatementLineItems [Line Items]
Interests in associates	23	15
Transportadora De Gas Del Sur S A [Member]
IfrsStatementLineItems [Line Items]
Interests in associates	$ 14	$ 67